STOCK (Details Narrative)											1 Months Ended														3 Months Ended	5 Months Ended	12 Months Ended
	Jul. 11, 2022 USD ($) $ / shares	Jun. 04, 2022 USD ($)	Aug. 10, 2021 USD ($) $ / shares	Mar. 11, 2021 USD ($) $ / shares shares	Feb. 07, 2021 USD ($) $ / shares shares	Feb. 02, 2021 USD ($) $ / shares shares	Dec. 14, 2020 USD ($) $ / shares shares	Nov. 09, 2020 USD ($) $ / shares shares	Oct. 02, 2020 USD ($) $ / shares shares	Jun. 04, 2018 USD ($)	Jul. 29, 2022 USD ($)	Jul. 27, 2022 USD ($)	Jul. 09, 2022 USD ($)	Jul. 06, 2022 USD ($) $ / shares	May 19, 2021 shares	May 17, 2021 USD ($)	Feb. 04, 2021 USD ($) $ / shares shares	Jan. 29, 2021 USD ($) $ / shares shares	Nov. 11, 2020 USD ($) $ / shares shares	Nov. 01, 2020 USD ($) $ / shares shares	Sep. 15, 2020 USD ($) $ / shares shares	Jul. 20, 2020 USD ($) $ / shares shares	May 25, 2020 USD ($) $ / shares shares	May 20, 2020 USD ($) $ / shares shares	Jul. 31, 2022 USD ($) $ / shares shares	Apr. 23, 2020 USD ($)	Apr. 30, 2022 USD ($) integer $ / shares shares	Apr. 30, 2021 USD ($) $ / shares shares	Aug. 26, 2022 $ / shares shares	Jul. 20, 2022 USD ($) $ / shares	Jul. 13, 2022 $ / shares	Jun. 29, 2022 $ / shares	Jun. 27, 2022 $ / shares shares	Jun. 06, 2022 $ / shares	Jan. 28, 2022 $ / shares	Jan. 13, 2022 $ / shares	Dec. 09, 2021 $ / shares	Nov. 04, 2021 $ / shares	Sep. 17, 2021 $ / shares	Aug. 04, 2021 shares	Jun. 22, 2021 $ / shares shares	Aug. 12, 2020	May 02, 2020	Apr. 09, 2020	Mar. 05, 2020	Aug. 23, 2018 $ / shares	Apr. 30, 2016 shares
Common stock, shares authoriized | shares																											950,000,000	600,000,000	2,000,000,000
Common stock, par value | $ / shares																									$ 0.001		$ 0.001	$ 0.001	$ 0.001																	$ 0.001
Shares issuable | shares																												40,000
Common stock outstanding, share | shares																									602,529,492		525,827,424	418,062,102
Common stock, shares issued | shares																									604,029,492		527,327,424	419,562,102
Vested shares of common stock, share | shares																									1,500,000		55,000
Common stock, shares authorized | shares																									2,000,000,000				950,000,000
Common stock outstanding, share | shares																									602,529,492
Common stock, shares issued | shares																									604,029,492
Payment upon the execution of settlement										$ 153,016
Convertible secured promissory note																$ 30,000									$ 1,750		$ 1,750
Debt instrument converted interest																									$ 139,995		139,995	$ 100,817
RestrictedStockMember
Common stock, par value | $ / shares																																									$ 0.001
Restricted common shares | shares															16,800,000
Issuance of common stock to consultants for services | $																											$ 191,250
Common stock shares vest | shares																											15,300,000
Number of consultant | integer | integer																											14
Common stock shares unissued | shares																											1,500,000
Vest price per shares | $ / shares | $ / shares																											$ 0.0125
Lender [Member]
Common stock, par value | $ / shares			$ 0.001																																$ 0.001
Investors [Member]
Sale of common stock value				$ 10,961	$ 210,868	$ 500	$ 740,000	$ 7,000	$ 15,000								$ 2,000	$ 2,000	$ 2,000	$ 5,000	$ 10,000	$ 800	$ 40,000	$ 400
Purchase price per share | $ / shares				$ 7,150	$ 7,150	$ 367,756	$ 4,020	$ 208,297	$ 1,386								$ 303,697	$ 777,111	$ 0.002	$ 0.002	$ 10	$ 0.002	$ 197,000	$ 208,297
Sale of common stock shares | shares				142,100	10,961	20,000	7,500,000	3,500,000	7,500,000								80,000	80,000	1,000,000	2,500,000	5,000,000	400,000	1,000,000	11,915
May 7, 2020 to August 17, 2020 [Member] | Lender [Member]
Shares issued upon conversion of debt | shares																									43,748,599		283,983
Convertible unsecured promissory note																											$ 100,000
Debt instrument converted principal amount																									$ 39,180		39,180
Debt instrument converted interest amount																											$ 4,248
Note balance																												$ 12,170
November 4, 2021 [Member] | Lender 9 [Member]
Common stock, par value | $ / shares																																						$ 0.001
Shares issued upon conversion of debt | shares																									7,098,592		7,098,592
Debt instrument converted interest amount																											$ 2,400
Convertible unsecured promissory note																											$ 48,000
December 9, 2021 [Member] | Lender [Member]
Common stock, par value | $ / shares																											$ 0.001
December 9, 2021 [Member] | Lender 10 [Member]
Common stock, par value | $ / shares																																					$ 0.001
Shares issued upon conversion of debt | shares																									9,594,828		9,594,828
Debt instrument converted interest amount																											$ 2,650
Convertible unsecured promissory note																											$ 53,000
January 13, 2022 [Member] | Lender [Member]
Common stock, par value | $ / shares																									$ 0.001		$ 0.001
Shares issued upon conversion of debt | shares																									1,348,348		1,348,348
January 13, 2022 [Member] | Lender 11 [Member]
Common stock, par value | $ / shares																																				$ 0.001
Shares issued upon conversion of debt | shares																									1,348,348		1,348,348
Debt instrument converted principal amount																									$ 6,170		$ 6,170
Debt instrument converted interest amount																											2,648
Convertible unsecured promissory note																											$ 100,000
July 15 ,2022 [Member]
Common stock, par value | $ / shares			$ 0.001																								$ 0.001					$ 0.001		$ 0.001	0.001
Common stock, shares issued | shares																									1,000,000															11,105,164							159,880
Shares issued upon conversion of debt | shares																									7,098,592
Debt instrument converted principal amount			$ 55,000																						$ 55,000	$ 48,000
Interest on convertible promissory note																											0.10%															10.00%	10.00%	24.00%	10.00%		5.00%
Common stock trading price | $ / shares																									$ 3,500
Convertible secured promissory note																									$ 150,000
Debt instrument converted interest													$ 2,200												$ 10
February 17, 2022 to April 26, 2022 [Member]
Common stock, par value | $ / shares																											$ 0.001
Subscription from shares | shares																											9,200,000
Shares issued upon conversion of debt | shares																											125,000,000
Stock price | $ / shares																											$ 0.21
proceeds from shares | shares																											55,119,047
Proceeds from net of offering cost																											$ 1,151,326
Additional of subscription of shares																											$ 193,200
January 21, 2021 [Member] | Lender 5 [Member]
Shares issued upon conversion of debt | shares																											15,000,000
Debt instrument converted principal amount																											$ 28,500
Convertible Secured Promissory Note																											$ 550,000
Conversion price of Share | $ / shares																												$ 0.0019
July 23, 2020 to July 27, 2020 [Member] | Lender 4 [Member]
Shares issued upon conversion of debt | shares																											30,692,309
Debt instrument converted interest amount																											$ 1,900
Convertible Unsecured Promissory Note																											$ 38,000
August 4, 2021 to August 10, 2021 [Member] | Lender 6 [Member] | August 4, 2021 to August 10, 2021 [Member]
Common stock, par value | $ / shares																																						$ 0.001
Shares issued upon conversion of debt | shares																											11,105,664
Debt instrument converted interest amount																											$ 2,750
Convertible Unsecured Promissory Note																											$ 55,000
June 8, 2020 to June 18, 2020 [Member] | Lender 1 [Member]
Shares issued upon conversion of debt | shares																											1,764
Debt instrument converted principal amount																											$ 63,000
Debt instrument converted interest amount																											3,150
Convertible Unsecured Promissory Note																											$ 63,000
June 18, 2020 to August 5, 2020 [Member] | Lender 3 [Member]
Shares issued upon conversion of debt | shares																											21,820,000
Debt instrument converted principal amount																											$ 30,000
Note balance																												$ 0
Convertible Secured Promissory Note																											$ 550,000
August 10, 2021 [Member] | Lender 7 [Member]
Common stock, par value | $ / shares			$ 0.001
Shares issued upon conversion of debt | shares																											839
Debt instrument converted principal amount																											$ 5,998
Convertible Secured Promissory Note																											$ 80,000
September 17, 2021 to September 27, 2021 [Member] | Lender 8 [Member]
Common stock, par value | $ / shares																																							$ 0.001
Shares issued upon conversion of debt | shares																											4,020
Debt instrument converted interest amount																											$ 2,050
Convertible unsecured promissiory note																											$ 41,000
June 15, 2020 to June 29, 2020 [Member] | Lender 2 [Member]
Shares issued upon conversion of debt | shares																											59,995,579
Debt instrument converted principal amount																											$ 7,433
Debt instrument converted interest amount																											10,416
Note balance																												$ 138,483
Convertible Unsecured Promissory Note																											150,000
Conversion fees																											$ 3,750
November 11, 2020 [Member] | Investors [Member]
Sale of common stock value																			$ 1,000
Purchase price per share | $ / shares																			$ 0.002
Sale of common stock shares | shares																			500,000
February 4, 2021 [Member] | Investors [Member]
Sale of common stock value																	$ 800
Purchase price per share | $ / shares																	$ 0.03
Sale of common stock shares | shares																	26,666
January 28, 2022 [Member] | Lender 12 [Member]
Shares issued upon conversion of debt | shares																											1,000,000
Debt instrument converted principal amount																											$ 7,200
Convertible secured promissory note																											$ 80,000
Common stock, par value | $ / shares30 | $ / shares																																			$ 0.001
May 11th, 2022 To july 20, 2022 [Member]
Common stock, par value | $ / shares																														$ 0.001
Shares of stock | shares																									29,157,141
Proceeds from the sale of shares | shares																									549,800
Subscription payable to the investors																														$ 315,000
May 23, 2022 To July 6, 2022 [Member]
Common stock, par value | $ / shares														$ 0.001
Debt instrument converted principal amount														$ 178,257
Debt instrument converted interest amount														20,083											$ 2,750
Conversion fees														3,500
Convertible secured promissory note														315,000
Note balance														136,743											11,105,664
Convertible Unsecured Promissory Note																									55,000
June Six, 2022 [Member]
Common stock, par value | $ / shares																																		$ 0.001
Convertible Unsecured Promissory Note														150,000											$ 549,800
Settlement in exchange for the issuance of shares														2,600,000
Principal balance														$ 6,000
June 29, 2022 To July 11,2022 [Member]
Common stock, par value | $ / shares	$ 0.001
Debt instrument converted principal amount	$ 55,000
Convertible unsecured promissory note	55,000
Debt instrument converted interest	$ 2,200
DebtConversionConvertedInstrumentSharesIssued1	4111927
July 13, 2022 [Member]
Common stock, par value | $ / shares																									$ 0
Common stock, shares issued | shares																									5,000,000
Shares issued upon conversion of debt | shares																									100,000
Interest on convertible promissory note																									10.00%
Shares trading price | $ / shares																															$ 0.001
July 27, 2022 [Member]
Common stock, par value | $ / shares																									$ 0.0193								$ 0.001
Common stock, shares issued | shares																																	400,000,000
Payment upon the execution of settlement		$ 153,016										$ 19,300
Settlement of cash payment		$ 10,000,000										$ 63,716
Description of shares issuable		The 1,000,000 shares were issued by the Company’s transfer agent on August 8, 2022 and the Company has recorded the issuance as common stock issuable at July 31, 2022
July 29, 2022 [Member]
Common stock, shares issued | shares																									153,016
Convertible secured promissory note											$ 315,000
Common Stock [Member]
Common stock, shares issued | shares																											1,500,000														40,000